Goldman Sachs Government Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Government Income Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	0.84%	4.54%	(12.53%)	(2.23%)	6.66%	6.19%